COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 26: COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Group enters into a number of off-balance sheet commitments to meet the financing needs of its customers, through the use of commitments to extend credit and commercial and standby letters of credit and guarantees.

The Group's exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and commercial and standby letters of credit is represented by the contractual notional amount of those instruments. The Group uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

The following table summarizes the Group's off-balance-sheet financial instruments, whose contract amounts represent credit risk, as of December 31:

	2015	2016
	(EUR in millions)
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit*	6	8
Commercial letters of credit	218	239
Standby letters of credit and financial guarantees written	3,175	2,910
Total	3,399	3,157

*	Commitments to extend credit as at December 31, 2015 and 2016 include amounts, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are used in the Risk Weighted Assets calculation for capital adequacy purposes under regulatory rules currently in force. The total commitments to extend credit at December 31, 2016 are EUR 5,768 million (2015: EUR 5,404 million).

Commitments to Extend Credit. Commitments to extend credit are agreements to lend to a customer, as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Management evaluates each customer's creditworthiness in determining the amount of collateral to obtain. Collateral held varies and may include accounts receivable, inventory, property, plant and equipment and real estate.

Commercial Letters of Credit. Commercial letters of credit ensure payment by a bank to a third party for a customer's foreign or domestic trade transactions, generally to finance a commercial contract for the shipment of goods. A significant portion of commercial letters of credit is on an immediate payment basis. The Group's credit risk in these transactions is limited since the contracts are collateralized by the merchandise being shipped and are generally of short duration.

Standby Letters of Credit and Financial Guarantees Written. Standby letters of credit and financial guarantees written are conditional commitments issued by the Group to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to support the financing needs of the Bank's commercial customers, and are short term in nature. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.

Legal Contingencies. The Bank and certain of its subsidiaries are defendants in certain claims and legal actions and proceedings arising in the ordinary course of business. These actions and proceedings are generally based on alleged violations of consumer protection, banking, employment and other laws. None of these actions and proceedings is individually material. In accordance with ASC 450 the Group establishes accruals for all litigations, for which it believes it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. These accruals may change from time to time, as appropriate, in light of additional information. At December 31, 2015 and 2016 the Group has accrued for cases under litigation the amount of EUR 62 million and EUR 91 million respectively for those litigations for which the Group believes that this loss is probable and reasonably estimated. For the cases for which an accrual has not been recognized, management is not able to reasonably estimate possible losses, since the proceedings may last for many years, many of the proceedings are in early stages, there is uncertainty of the likelihood of the final result, there is uncertainty as to the outcome of pending appeals and there are significant issues to be resolved. However, in the opinion of the management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the consolidated balance sheet, results of operation or cash flows.